APPROVAL OF THE FINANCIAL STATEMENT	12 Months Ended
Dec. 31, 2022
APPROVAL OF THE FINANCIAL STATEMENT
APPROVAL OF THE FINANCIAL STATEMENT	47 APPROVAL OF THE FINANCIAL STATEMENT The financial statements were approved and authorized for issue by the Board of Directors on April 25, 2023.